Junior Subordinated Debentures - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2013 Long-term debt securities [Member]	Dec. 31, 2012 Long-term debt securities [Member]	Dec. 31, 2013 USB Capital IX [Member]	Dec. 31, 2012 USB Capital IX [Member]
Debt Instrument [Line Items]
Percentage of common equity in wholly owned and sponsored USB Capital IX					100.00%
Issuance Trust	USB Capital IX
Debentures Redeemed		$ 176
Debenture amount			500	500
Value of preferred stock held by unconsolidated trust					$ 676	$ 676